Advances of Federal Home Loan Bank (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Short-term Debt [Line Items]
Advances from Federal Home Loan Banks	$ 39,855	$ 26,530
Federal Home Loan Bank Advances [Member]
Short-term Debt [Line Items]
Advances from Federal Home Loan Banks	20,355	0
Federal Home Loan Bank Advances One [Member]
Short-term Debt [Line Items]
Advances from Federal Home Loan Banks	19,500	0
Federal Home Loan Bank Advances Two [Member]
Short-term Debt [Line Items]
Advances from Federal Home Loan Banks	$ 0	$ 26,530